VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of amortization of unfavorable charter party contracts	The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2016	674
2017	672
2018	672
2019	672
2020	674
Thereafter	2,780
6,144

Schedule of amortization of favorable charter party contracts	The value of favorable charter-out contracts will be amortized as follows:

(in thousands of $)
2016	28,829
2017	20,861
2018	18,732
2019	18,732
2020	12,148
Thereafter	4,074
103,376

Value of favorable charter party contracts
The value of favorable charter-out contracts maybe summarized as follows:

(in thousands of $)	2015	2014
Acquired as a result of the Merger	127,090	—
Accumulated amortization	(23,714)	—
Total	103,376	—
Less: current portion	(28,829)	—
Non current portion	74,547	—

Value of unfavorable charter party contracts
The value of unfavorable charter-in contracts, which are included within other current liabilities and other long term liabilities, maybe summarized as follows:

(in thousands of $)	2015	2014
Acquired as a result of the Merger	7,543	—
Accumulated amortization	(1,399)	—
Total	6,144	—
Less: current portion	(674)	—
Non current portion	5,470	—